Debt Financings (Details 3) (USD $)						1 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Feb. 29, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 09, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements item	Sep. 30, 2012 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements item	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans Maximum	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2011 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Prior to March 17, 2012 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Feb. 29, 2012 Secured Debt Secured senior term loan 2012	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower item	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower item	Dec. 31, 2011 Secured Debt Secured senior term loan 2012 Subsidiary borrower	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 LIBOR	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 LIBOR	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 Base rate Subsidiary borrower
Debt financings
Initial maximum borrowing capacity										$ 335,000,000
Maximum borrowing capacity								430,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option							70,000,000			165,000,000
Variable rate basis											LIBOR	LIBOR										LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	LIBOR									LIBOR	LIBOR	LIBOR						LIBOR	LIBOR	LIBOR						LIBOR		LIBOR		Base Rate
Margin added to variable rate basis (as a percent)											3.00%	3.00%																												4.75%	4.75%							5.00%	5.00%						4.00%		4.00%		3.00%
Increase in the aggregate amount available under the facility						95,000,000
Amount outstanding under the facility							266,000,000		268,600,000
Subordinated financing provided to subsidiary													39,000,000
Number of subsidiaries entered into loan agreement																																																				1
Issuance of debt																106,000,000															55,400,000				750,000,000	750,000,000						550,000,000	550,000,000							900,000,000	900,000,000
Face amount of notes																					82,000,000					24,000,000
Number of tranches																2
Interest rate at period end (as a percent)																							3.381%		3.42%			5.081%		5.12%
Number of agreements														2					2
Interest rate risk (as a percent)															4.00%					4.00%
Loan outstanding	24,209,105,000	24,384,272,000	27,554,100,000														69,000,000	77,900,000														35,700,000	40,600,000
Net book value of aircraft																	128,300,000	132,200,000														85,200,000	88,000,000
Aircraft owned by subsidiary																															1	1
Portion of loan amortized over five years																															0.5	0.5
Amortization period (in years)																															5 years	5 years
Loan due for payment in 2014																																27,500,000	27,500,000
Fixed interest rate (as a percent)																																6.58%	6.58%
Number of aircraft designated as collateral																																			43	43						37	37								62
Flight equipment, pledged as collateral				$ 17,770,323,000	$ 20,036,998,000																																$ 1,300,000,000							$ 969,000,000									$ 1,660,000,000
Loan-to-value ratio (as a percent)																																				56.00%	56.00%						57.00%	57.00%								54.00%
Interest rate floor (as a percent)																																								2.00%	2.00%							2.00%	2.00%								1.00%
Prepayment penalty percentage																																													1.00%
Required loan-to-value ratio (as a percent)																																		63.00%
Initial weighted average age of pool of aircrafts																																																		13 years 4 months 24 days